Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Class of Stock [Line Items]
Summary of shares of preferred stock authorized and outstanding

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2019:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,752
Series F redeemable convertible preferred stock	78,445	55,349	138,619
Total	133,346	110,250	$258,371

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2018:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,427
Series F redeemable convertible preferred stock	78,445	57,068	141,850
Total	133,346	111,969	$261,277

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2017:

Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,009